Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Net income	$ 7,808	$ 12,211	$ 7,371
Actuarial gain retiree health	(6)	3	(6)
Minimum pension liability	7	8	7
Comprehensive income	$ 7,809	$ 12,222	$ 7,372